UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2006

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Skystone Advisors LLC
Address:              Two International Place
                      18th Floor
                      Boston, MA 02110

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 Kerry Nelson
Title:                Managing Member
Phone:                (617) 603-2081

Signature, Place, and Date of Signing:

/s/ Kerry Nelson                  Boston, MA                   February 14, 2007
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          1

No.:     13F File Number:         Name:
1        ________________         Kerry Nelson

Form 13F Information Table Entry Total:     17

Form 13F Information Table Value Total:     178,243
                                            (thousands)

                                     FORM 13F INFORMATION TABLE
                      NAME OF REPORTING MANAGER: SKYSTONE ADVISORS LLC
                                        As of 12/31/06

  Column 1                    Column 2      Column 3   Column 4         Column 5       Column 6    Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/  Investment  Other         Voting
  Issuer                       Class         Number    ($1,000)   Principal  PRN CALL  Discretion  Managers    Authority
                                                                  Amount

                                                                                                             Sole      Shared  None

ADVANCED MEDICAL OPTICS INC   COM            00763M108   11,943      339,300 SH        DEFINED     1           339,300
AMERICAN DENTAL PARTNERS      COM            025353103   17,460      924,305 SH        DEFINED     1           924,305
AMERICAS CAR MART INC         COM            03062T105    8,146      687,104 SH        DEFINED     1           687,104
BARRETT BUSINESS SERVICES IN  COM            068463108    1,908       81,563 SH        DEFINED     1            81,563
BEACON ROOFING SUPPLY INC     COM            073685109    3,519      186,832 SH        DEFINED     1           186,832
COLLEGIATE PACIFIC INC        COM NEW        194589206   14,529    1,535,800 SH        DEFINED     1         1,535,800
CHARLES RIV LABS INTL INC     COM            159864107   25,236      583,500 SH        DEFINED     1           583,500
EDUCATE INC                   COM            28138P100    4,324      607,719 SH        DEFINED     1           607,719
GUITAR CTR MGMT INC           COM            402040109   10,995      242,150 SH        DEFINED     1           242,150
HARVARD BIOSCIENCE INC        COM            416906105   23,392    4,498,416 SH        DEFINED     1         4,498,416
INTERLINE BRANDS INC          COM            458743101    6,188      275,400 SH        DEFINED     1           275,400
JACKSON HEWITT TAX SVCS INC   COM            468202106    7,746      228,012 SH        DEFINED     1           228,012
MULTI COLOR CORP              COM            625383104    5,733      171,839 SH        DEFINED     1           171,839
MOLDFLOW CORP                 COM            608507109    6,191      446,366 SH        DEFINED     1           446,366
OPTIONSXPRESS HLDGS INC       COM            684010101    6,307      278,148 SH        DEFINED     1           278,148
PEDIATRIX MED GROUP           COM            705324101   14,546      297,469 SH        DEFINED     1           297,469
SCHEIN HENRY INC              COM            806407102   10,261      209,612 SH        DEFINED     1           209,612
